UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2024 to August 16, 2024

Commission File Number of issuing entity:  333-276033-01

Central Index Key Number of issuing entity:  0002020017

BBCMS Mortgage Trust 2024-C26
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-276033

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Daniel Vinson (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315815
38-4315816
38-7329931
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 16, 2024 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2024-C26.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2024-C26 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2024 to August 16, 2024.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 13, 2024. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2024. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 9, 2024. The CIK number for Societe Generale Financial Corporation is 0001755531.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2024. The CIK number for Bank of Montreal is 0000927971.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York, filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York, is 0001685185.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on August 12, 2024. The CIK number for Bank of America, National Association is 0001102113.

Argentic Real Estate Finance 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 24, 2024. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

LMF Commercial, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 1, 2024. The CIK number for LMF Commercial, LLC is 0001592182.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 31, 2024. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2024. The CIK number for German American Capital Corporation is 0001541294.

Ladder Capital Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for Ladder Capital Finance LLC is 0001541468.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 1, 2024. The CIK number for KeyBank National Association is 0001089877.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 28, 2024 under Commission File No. 333-276033-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 28, 2024 under Commission File No. 333-276033-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BBCMS Mortgage Trust 2024-C26, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2024	($157,437.50)
Current Distribution Date	08/16/2024	$16.14

*REO Account
Prior Distribution Date	07/17/2024	$0.00
Current Distribution Date	08/16/2024	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2024-C26, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2024	$7,399.92
Current Distribution Date	08/16/2024	$7,645.83

Interest Reserve Account
Prior Distribution Date	07/17/2024	$0.00
Current Distribution Date	08/16/2024	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	07/17/2024	$0.00
Current Distribution Date	08/16/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2024-C26, relating to the August 16, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 28, 2024 under Commission File No. 333-276033-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 28, 2024 under Commission File No. 333-276033-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

Date: August 28, 2024